Significant Accounting Policies - Goodwill (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
P3 Health Partners Inc.
Goodwill [Line Items]
Impairment charges	$ 0	$ 851,455,754	$ 0	$ 851,455,754	$ 0	$ 0	$ 0	$ 0